BACKGROUND	6 Months Ended
Jun. 30, 2019
BACKGROUND
Background

A       BACKGROUND

A1     Basis of preparation, audit status and exchange rates

These condensed consolidated interim financial statements for the six months ended 30 June 2019 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and as endorsed by the European Union (EU). The Group’s policy for preparing this interim financial information is to use the accounting policies adopted by the Group in its last consolidated financial statements, as updated by any changes in accounting policies it intends to make in its next consolidated financial statements as a result of new or amended IFRS and other policy improvements. EU-endorsed IFRS may differ from IFRSs issued by the IASB if, at any point in time, new or amended IFRS have not been endorsed by the EU. At 30 June 2019, there were no unendorsed standards effective for the period ended 30 June 2019 which impacted the condensed consolidated financial statements of the Group, and there were no differences between IFRS endorsed by the EU and IFRS issued by the IASB in terms of their application to the Group.

The IFRS basis results for half year 2019 and half year 2018 are unaudited. Except for re-presenting the results for UK and Europe operations as discontinued operations, the 2018 full year IFRS basis results have been derived from Prudential’s 2018 audited consolidated financial statements filed with the Securities and Exchange Commission on Form 20-F. These 2018 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006. The auditors have reported on the 2018 statutory accounts which have been delivered to the Registrar of Companies. The auditors’ report was: (i) unqualified; (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report; and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.

The exchange rates applied for balances and transactions in currencies other than the presentational currency of the Group, pounds sterling (GBP), were:

		Average		Average
	Closing	for the	Closing	for the	Closing
	rate at	6 months to	rate at	6 months to	rate at
	30 Jun 2019	30 Jun 2019	30 Jun 2018	30 Jun 2018	31 Dec 2018
Local currency: £
Hong Kong	9.94	10.15	10.36	10.78	9.97
Indonesia	17,980.07	18,364.05	18,919.18	18,938.64	18,314.37
Malaysia	5.26	5.33	5.33	5.42	5.26
Singapore	1.72	1.76	1.80	1.83	1.74
China	8.74	8.78	8.75	8.76	8.74
India	87.85	90.62	90.46	90.37	88.92
Vietnam	29,660.27	30,087.11	30,310.96	31,329.01	29,541.15
Thailand	39.06	40.91	43.74	43.66	41.47
US	1.27	1.29	1.32	1.38	1.27

The accounting policies applied by the Group in determining the IFRS basis results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2018, as disclosed in the 2018 Form 20‑F, aside from those discussed in note A3 below.

A2     Discontinued operations

The Group is planning to demerge its UK and Europe operations, M&GPrudential, from the Prudential plc group in the fourth quarter of 2019. Following an assessment at 30 June 2019, in accordance with IFRS 5, ‘Non-current assets held for sale and discontinued operations’, the results of M&GPrudential have been classified as held for distribution and as discontinued operations at 30 June 2019 in these condensed consolidated financial statements.

In order to present the results of the continuing operations on a comparable basis and consistent with IFRS 5 requirements, results attributable to the discontinued UK and Europe operations in half year 2019 have been shown in a single line in the income statement with 2018 comparatives being restated accordingly. Notes B1 to B5 have been prepared on a consistent basis.

IFRS 5 requires the assets and liabilities of the UK and Europe operations at 30 June 2019 to be presented as single line 'assets held for distribution' and 'liabilities held for distribution' on the statement of financial position but does not permit the comparative 31 December 2018 assets and liabilities to be re-presented as the UK and Europe operations were not classified as held for distribution at these dates. In the related balance sheet notes, prior period balances have been presented to show the amounts from discontinued operations separately from continuing operations. Additionally, in the analysis of movements in Group assets and liabilities between the beginning and end of periods, the balances of the discontinued UK and Europe operations are removed from the opening balances to show the underlying movements from continuing operations.

The profit from the discontinued UK and Europe operations is presented in the condensed consolidated income statement before the elimination of intragroup transactions with continuing operations in order to provide a more meaningful presentation of the position of the Group immediately after the proposed demerger.

The condensed consolidated statement of financial position has been presented after the elimination of all intragroup balances.

A detailed analysis of the earnings performance, financial position and cash flows in the periods from the discontinued UK and Europe operations is provided in note D2, with supplementary analysis on adjusted IFRS operating profit based on longer-term investment returns by driver provided in note I(vi) within the additional financial information.

A3     New accounting pronouncements in 2019

IFRS 16, ‘Leases’

The Group has adopted IFRS 16, 'Leases' from 1 January 2019. The new standard brings most leases on-balance-sheet for lessees under a single model, eliminating the distinction between operating and finance leases.

IFRS 16 applies primarily to operating leases of major properties occupied by the Group’s businesses where Prudential is a lessee. Under IFRS 16, these leases are brought onto the Group’s statement of financial position with a ‘right-of-use’ asset being established and a corresponding liability representing the obligation to make lease payments. The rental accrual charge in the income statement under IAS 17 is replaced with a depreciation charge for the ‘right-of-use’ asset and an interest expense on the lease liability leading to a more front-loaded operating lease cost profile compared to IAS 17.

As permitted by IFRS 16, the Group has chosen to adopt the modified retrospective approach upon transition to the new standard. Under the approach adopted, there is no adjustment to the Group’s retained earnings at 1 January 2019 and the Group’s 2018 comparative information is not restated. The right-of-use asset and lease liability at 1 January 2019 is set at an amount equal to the discounted remaining lease payments adjusted by any prepaid or accrued lease payment balance immediately before the date of initial application of the standard.

When measuring lease liabilities on adoption, the Group discounted lease payments using its incremental borrowing rate at 1 January 2019. The weighted-average rate applied is 3.4 per cent. The aggregate effect of the adoption of the standard on the statement of financial position at 1 January 2019 is shown in the tables below:

Consolidated statement of financial position

	Continuing	Discontinued
Effect of adoption of IFRS 16 at 1 January 2019 £m	operations	operations*	Total Group
Assets
Property, plant and equipment (Right-of-use assets)	414	289	703
Total assets	414	289	703

Liabilities
Operational borrowings attributable to shareholder-financed businesses (Lease liability)	206	304	510
Borrowings attributable to with-profits businesses (Lease liability)	219	21	240
Accruals, deferred income and other liabilities (Accrued lease payment balance under IAS 17)	(11)	(36)	(47)
Total liabilities	414	289	703

*     Presented within assets and liabilities held for distribution at 30 June 2019.

The Group has applied the practical expedient to grandfather the definition of a lease on transition. This means that IFRS 16 has been applied to all contracts, which were identified as leases in accordance with IAS 17 and IFRIC 4, ‘Determining whether an Arrangement contains a Lease’, entered into before 1 January 2019. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after 1 January 2019.

The Group has used the following practical expedients, in addition to the aforementioned when applying IFRS 16 to leases previously classified as operating leases under IAS 17:

-

Applied a single discount rate to a portfolio of leases with similar characteristics. Accordingly, for such portfolios, the incremental borrowing rates used to discount the future lease payments will be determined based on market specific risk-free rates adjusted with a margin/spread to reflect the Group’s credit standing, lease term and the outstanding lease payments.

-	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

Other new accounting pronouncements

In addition to the above, the IASB has also issued the following new accounting pronouncements to be effective from 1 January 2019:

-	IFRIC Interpretation 23, ‘Uncertainty over income tax treatments’;
-	Amendments to IAS 28, ‘Long-term Interests in Associates and Joint Ventures’;
-	Amendments to IFRS 9, 'Prepayment features with negative compensation';
-	Annual Improvements to IFRSs 2015-2017 cycle; and
-	Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement’.

The Group has applied the principles within the Amendments to IAS 19, 'Plan Amendment, Curtailment or Settlement', when accounting for the changes to the pension benefits of its UK defined benefit schemes during the period. The other pronouncements have had no significant impact on the Group financial statements.